Operations - Additional Information (Detail) R$ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 30, 2026	Nov. 07, 2025 BRL (R$) shares	Oct. 23, 2025 BRL (R$) shares	Nov. 30, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$) shares	Sep. 30, 2025 Number	Dec. 31, 2024 BRL (R$)
Development of the Company
Number of shares issued			2,100,000,000
Share issued allocated to capital reserve			R$ 8,400,000,000		$ 8,400,000
Share issued allocated to share capital			2,100,000,000		$ 2,100,000
Share capital | R$			R$ 10,282,739,000			R$ 10,282,739,000		R$ 8,832,544,000
Common shares [member]
Development of the Company
Number of shares issued						3,966,570,932
Vertiz Holding S.A. ("Vertiz") [member] | Anchor Investors [Member]
Development of the Company
Shareholders' agreement term		20 years
Voting Agreement Shares		1,125,184,190
Voting Agreement Shares As Percentage Of Voting Capital		28.42%
Cosan Nove Participações SA [Member] | Raizen S A [Member]
Development of the Company
Proportion of ownership interests held by non-controlling interests					12.73%
Proportion of ownership interest in subsidiary					39.06%
Cosan S.A. [member] | Common shares [member] | Anchor Investors [Member]
Development of the Company
Number of public offerings | Number							2
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Major ordinary share transactions [member] | Bottom of range [member]
Development of the Company
Percentage of voting capital	24.19%
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Major ordinary share transactions [member] | Top of range [member]
Development of the Company
Percentage of voting capital	36.56%
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member]
Development of the Company
Share issue price | R$ / shares				R$ 5
Number of shares issued		2,100,000,000
Proceeds from issue of share | R$		R$ 10,270,000,000
Share issued allocated to capital reserve | R$		8,170,000,000
Share issued allocated to share capital | R$		2,100,000,000
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member] | Bottom of range [member]
Development of the Company
Share capital | R$		8,182,739,000
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member] | Top of range [member]
Development of the Company
Share capital | R$		R$ 10,282,739,000
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member] | Public offering 1 [member]
Development of the Company
Number of shares issued				1,812,500,000
Shares issued with overallotment option				362,500,000
Proceeds from issue of share | R$				R$ 9,062,500,000
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member] | Public offering 1 [member] | Anchor Investors [Member]
Development of the Company
Number of shares issued				1,450,000,000
Description of share subscription				subject to a four-year lock-up on half of the shares
Cosan S.A. [member] | Vertiz Holding S.A. ("Vertiz") [member] | Common shares [member] | Public offering 2 [member]
Development of the Company
Number of shares issued				287,500,000
Shares issued with overallotment option				100,000,000
Proceeds from issue of share | R$				R$ 1,437,500,000
Cosan S.A. [member] | BTG Pactual Multiestratégia III FIP (BPAC3) [member] | Major ordinary share transactions [member]
Development of the Company
Percentage of voting capital	8.36%
Cosan S.A. [member] | BTG Pactual Multiestratégia III FIP (BPAC3) [member] | Major ordinary share transactions [member] | Bottom of range [member]
Development of the Company
Percentage of voting capital	0.86%
Cosan S.A. [member] | BTG Pactual Multiestratégia III FIP (BPAC3) [member] | Major ordinary share transactions [member] | Top of range [member]
Development of the Company
Percentage of voting capital	1.31%
Cosan S.A. [member] | Perfin Rally FIP [member] | Major ordinary share transactions [member]
Development of the Company
Percentage of voting capital	1.83%